SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2023
Basis of Presentation
(a)	Basis of Presentation and Principles of Consolidation
On December 16, 2022, the Macau government awarded a ten-year concession to operate games of fortune and chance in casinos in Macau (the “Concession”) to Melco Resorts Macau. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032. Under the Concession, Melco Resorts Macau is authorized to operate the Studio City Casino.
Under the Studio City Casino Agreement as amended on June 23, 2022, Melco Resorts Macau agreed to operate the Studio City Casino since the Company does not hold a gaming concession in Macau, Melco Resorts Macau deducts gaming taxes and the costs incurred in connection with its operations from Studio City Casino’s gross gaming revenues. The residual gross gaming revenues which the Company receives as revenue is captioned as revenue from casino contract.
In December 2015, Studio City International and certain of its subsidiaries entered into a master services agreement; and certain of its subsidiaries entered into the related work agreements (collectively, the “Management and Shared Services Arrangements”) with certain of Melco’s subsidiaries with respect to services provided to and from Studio City, which expired in June 2022 and were extended to December 31, 2032 in March 2023.
Under the Management and Shared Services Arrangements, certain of the corporate and administrative functions as well as operational activities of the Company are administered by staff employed by certain Melco’s subsidiaries, including senior management services, centralized corporate functions and operational and venue support services. Payment arrangements for the services are provided for in the individual work agreements and may vary depending on the services provided. Corporate services are charged at pre-negotiated
rates, subject to a base fee and cap. Senior management service fees and staff costs on operational services are allocated to the Company based on percentages of efforts on the services provided to the Company. Other costs in relation to shared office equipment are allocated based on a percentage of usage.
The Company believes the costs incurred under the Studio City Casino Agreement, captioned as costs related to casino contract, and the allocation methods under the Management and Shared Services Arrangements are reasonable and the accompanying condensed consolidated financial statements reflect the Company’s cost of doing business. However, such allocations may not be indicative of the actual expenses the Company would have incurred had it operated as an independent company for the periods presented. Details of the services and related charges are disclosed in Note 15.
The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles for interim financial reporting. The results of operations for the nine months ended September 30, 2023 and 2022 are not necessarily indicative of expected results for the full year. The financial information as of December 31, 2022 presented in these condensed consolidated financial statements is derived from the Company’s consolidated financial statements as of December 31, 2022.
The accompanying condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2022. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary for a fair presentation of financial results of such periods.

The accompanying condensed consolidated financial statements include the accounts of Studio City International and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
The accompanying condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2022.

Principles of Consolidation
The accompanying condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2022.

Accounts Receivable and Credit Risk
(b)	Accounts Receivable and Credit Risk
Accounts receivable, including hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts, which reflects the net amount the Company expects to collect. The allowance is estimated based on specific reviews of the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of the customers and management’s expectations of current and future economic conditions.
Management believes that as of September 30, 2023 and December 31, 2022, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Impairment of Long-lived Assets
(c)	Impairment of Long-lived Assets
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates and gross margins. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model involving significant assumptions, such as discount rates. If an asset is still under development, future cash flows include remaining construction costs.
No impairment losses were recognized during the nine months ended September 30, 2023 and 2022.

Revenue Recognition
(d)	Revenue Recognition
The Company follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of one of its hotels and concluded that it is the controlling entity and is the principal to this arrangement. For the operations of one of its hotels, the Company is the owner of the hotel property, and the hotel manager operates the hotel under a management agreement providing management services to the Company, and the Company receives all rewards and takes substantial risks associated with the hotel’s business, it is principal and the transactions are, therefore, recognized on a gross basis.
Contract and Contract-Related Liabilities
In providing goods and services to customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability. The Company’s primary types of liabilities related to contracts with customers are advance deposits on rooms and advance ticket sales which represent cash received in advance for goods or services yet to be provided. These amounts are included in accrued expenses and other current liabilities in the accompanying condensed consolidated balance sheets and will be recognized as revenues when the goods or services are provided or the events are held. Decreases in this balance generally represent the recognition of revenues and increases in the balance represent additional deposits made by customers. The deposits are expected to primarily be recognized as revenues within one year. Advance customer deposits and ticket sales of $4,521 as of September 30, 2023 increased by $2,728 from the balance of $1,793 as of December 31, 2022. Advance customer deposits and ticket sales of $2,162 as of September 30, 2022 decreased by $97 from the balance of $2,259 as of December 31, 2021.

Comprehensive Loss and Accumulated Other Comprehensive Losses
(e)	Comprehensive Loss and Accumulated Other Comprehensive Losses
Comprehensive loss includes net loss and other
non-shareholder
changes in equity, or other comprehensive loss and is reported in the accompanying condensed consolidated statements of comprehensive loss.
As of September 30, 2023 and December 31, 2022, the Company’s accumulated other comprehensive losses consisted solely of foreign currency translation adjustments, net of tax and participation interest.

Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
(f)	Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
Basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the period.
Diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited adjusted for participation interest by the weighted average number of Class A ordinary shares outstanding during the period adjusted to include the number of additional Class A ordinary shares that would have been outstanding if potential dilutive securities had been issued and the if-converted
method is applied for the potential dilutive effect of the exchange of Class B ordinary shares for the proportionate number of Class A ordinary shares. During the nine months ended September 30, 2023, there were no potentially dilutive securities issued or outstanding.
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share does not include Class B ordinary shares as such shares do not participate in the loss of Studio City International. As a result, Class B ordinary shares are not considered participating securities and are not included in the weighted average number of shares outstanding for purposes of computing net loss attributable to Studio City International Holdings Limited per share.
The weighted average number of Class A ordinary shares used in the calculation of basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share consisted of the following:

	Nine Months Ended September 30,
	2023	2022
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	690,440,759
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	—	72,511,760

Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	762,952,519

Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	—

Recent Changes in Accounting Standards
(g)	Recent Changes in Accounting Standards
Recent Accounting Pronouncement Not Yet Adopted
The Company has evaluated the recently issued, but not yet effective, accounting pronouncements that have been issued or proposed by the Financial Accounting Standards Board or other standards-setting bodies through the filing date of these financial statements, and anticipated the future adoption of these pronouncements will not have a material effect on the Company’s financial position, results of operations and cash flows.